JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 97.7%
Alternative Assets — 3.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,507	43,624
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	5,279	60,554
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	3,567	35,531

Total Alternative Assets		139,709

Fixed Income — 64.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	90,476	1,124,616
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	52,522	462,190
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,416	34,353
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	3,771	32,397
JPMorgan Government Bond Fund Class R6 Shares (a)	3,195	36,259
JPMorgan High Yield Fund Class R6 Shares (a)	15,568	106,019
JPMorgan Income Fund Class R6 Shares(a)	23,728	218,535
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	5,685	60,092
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	31,999	326,068

Total Fixed Income		2,400,529

International Equity — 8.5%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,960	70,946
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,812	49,323
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,032	24,010
JPMorgan International Equity Fund Class R6 Shares (a)	1,559	27,311
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	8,664	144,694

Total International Equity		316,284

U.S. Equity — 20.9%
JPMorgan Equity Income Fund Class R6 Shares (a)	4,597	80,724
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	1,413	89,782
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,832	108,029
JPMorgan Large Cap Value Fund Class R6 Shares (a)	2,926	38,417
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	5,794	51,043
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	752	36,522
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	199	11,287
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,169	23,692
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,005	178,797
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,839	82,691
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,510	76,864

Total U.S. Equity		777,848

TOTAL INVESTMENT COMPANIES (Cost $3,140,007)		3,634,370

SHORT-TERM INVESTMENTS — 2.4%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b) (Cost $88,508)	88,508	88,508

Total Investments — 100.1% (Cost $3,228,515)		3,722,878
Liabilities in Excess of Other Assets — (0.1)%		(3,064)

Net Assets — 100.0%		3,719,814

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,722,878	$—	$—	$3,722,878

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,109,768	$10,392	$—	$—	$4,456	$1,124,616	90,476	$6,664	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	444,346	13,799	—	—	4,045	462,190	52,522	2,989	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33,346	310	—	—	697	34,353	4,416	310	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	62,166	—	—	—	8,780	70,946	1,960	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	44,908	—	—	—	4,415	49,323	2,812	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	75,542	429	—	—	4,753	80,724	4,597	430	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	23,298	—	—	—	712	24,010	1,032	—	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	68,718	479	38,010	(5,077)	6,287	32,397	3,771	479	—
JPMorgan Government Bond Fund Class R6 Shares (a)	36,072	155	—	—	32	36,259	3,195	155	—
JPMorgan High Yield Fund Class R6 Shares (a)	93,590	9,653	—	—	2,776	106,019	15,568	1,169	—
JPMorgan Income Fund Class R6 Shares (a)	198,144	16,896	—	—	3,495	218,535	23,728	2,670	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	58,859	386	—	—	847	60,092	5,685	386	—
JPMorgan International Equity Fund Class R6 Shares (a)	25,534	—	—	—	1,777	27,311	1,559	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	140,275	—	—	—	4,419	144,694	8,664	—	—
JPMorgan Intrepid Growth Fund Class R6 Shares (a)	86,700	—	5,572	1,633	7,021	89,782	1,413	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	103,858	—	13,133	3,568	13,736	108,029	1,832	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	36,535	133	—	—	1,749	38,417	2,926	133	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	298,450	26,415	—	—	1,203	326,068	31,999	1,171	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	49,189	—	—	—	1,854	51,043	5,794	—	—
JPMorgan Mid Cap Growth Fund Class R6 Shares *(a)	33,158	—	—	—	3,364	36,522	752	—	—
JPMorgan Realty Income Fund Class R6 Shares (a)	—	44,350	—	—	(726)	43,624	3,507	167	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	10,732	—	—	—	555	11,287	199	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	23,208	77	—	—	407	23,692	1,169	76	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	59,857	170	—	—	527	60,554	5,279	170	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	163,061	467	—	—	15,269	178,797	10,005	468	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b)	81,542	81,384	74,418	—	—	88,508	88,508	22	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	75,682	458	—	—	6,551	82,691	2,839	458	—
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	31,189	3,952	—	—	390	35,531	3,567	191	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	69,196	5,708	—	—	1,960	76,864	2,510	—	—

Total	$3,536,923	$215,613	$131,133	$124	$101,351	$3,722,878		$18,108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.